UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 126.9%
Aerospace - 3.0%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$365,000	$384,160
Bombardier, Inc., 7.75%, 3/15/20 (n)	31,000	25,885
Bombardier, Inc., 6.125%, 1/15/23 (n)	255,000	189,975
Bombardier, Inc., 7.5%, 3/15/25 (n)	140,000	106,050
CPI International, Inc., 8.75%, 2/15/18	360,000	362,700
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	405,000	428,790
TransDigm, Inc., 6%, 7/15/22	55,000	54,183
TransDigm, Inc., 6.5%, 7/15/24	235,000	229,710

		$1,781,453
Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$234,281
PVH Corp., 4.5%, 12/15/22	260,000	259,350

		$493,631
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	$275,000	$39,658

Automotive - 3.5%
Accuride Corp., 9.5%, 8/01/18	$425,000	$431,370
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	435,000	460,448
Goodyear Tire & Rubber Co., 7%, 5/15/22	85,000	90,313
Lear Corp., 4.75%, 1/15/23	250,000	248,120
Lear Corp., 5.25%, 1/15/25	140,000	139,300
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	200,000	196,626
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	210,500
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	300,000	290,625

		$2,067,302
Broadcasting - 3.3%
AMC Networks, Inc., 7.75%, 7/15/21	$271,000	$289,290
Clear Channel Communications, Inc., 9%, 3/01/21	283,000	250,809
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	45,000	45,473
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	205,000	211,765
Liberty Media Corp., 8.5%, 7/15/29	250,000	255,000
Liberty Media Corp., 8.25%, 2/01/30	10,000	10,150
Netflix, Inc., 5.375%, 2/01/21	250,000	258,125
Netflix, Inc., 5.875%, 2/15/25 (n)	130,000	135,038
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	290,000	304,500
Tribune Media Co., 5.875%, 7/15/22 (n)	200,000	201,500

		$1,961,650
Brokerage & Asset Managers - 0.4%
E*Trade Financial Corp., 4.625%, 9/15/23	$220,000	$220,000

Building - 4.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$430,000	$440,750
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	340,000	340,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	190,000	198,788
Gibraltar Industries, Inc., 6.25%, 2/01/21	250,000	252,500
HD Supply, Inc., 7.5%, 7/15/20	280,000	298,900
Headwaters, Inc., 7.25%, 1/15/19	150,000	156,000
Nortek, Inc., 8.5%, 4/15/21	250,000	267,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
PriSo Acquisition Corp., 9%, 5/15/23 (n)		$200,000	$196,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		282,000	303,150

			$2,453,901
Business Services - 1.8%
Equinix, Inc., 4.875%, 4/01/20		$190,000	$194,275
Equinix, Inc., 5.375%, 1/01/22		70,000	70,700
Equinix, Inc., 5.375%, 4/01/23		200,000	200,500
Iron Mountain, Inc., 8.375%, 8/15/21		38,000	39,083
Iron Mountain, Inc., REIT, 6%, 8/15/23		320,000	327,200
NeuStar, Inc., 4.5%, 1/15/23		285,000	242,250

			$1,074,008
Cable TV - 7.3%
Altice Financing S.A., 6.625%, 2/15/23 (n)		$480,000	$477,600
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		75,000	78,181
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		420,000	438,984
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		185,000	185,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		240,000	244,800
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		80,000	77,700
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		335,000	328,886
DISH DBS Corp., 7.875%, 9/01/19		70,000	75,873
DISH DBS Corp., 6.75%, 6/01/21		175,000	175,683
DISH DBS Corp., 5%, 3/15/23		190,000	167,795
DISH DBS Corp., 5.875%, 11/15/24		90,000	82,013
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		95,000	92,863
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		370,000	323,750
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		285,000	250,800
Intelsat Luxembourg S.A., 8.125%, 6/01/23		340,000	249,900
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	135,000	165,067
Lynx I Corp., 5.375%, 4/15/21 (n)		$180,000	184,500
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		70,000	69,868
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		30,000	31,275
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		125,000	119,063
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		135,000	139,050
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		165,000	162,938
Unitymedia Hessen, 5.5%, 1/15/23 (n)		250,000	256,875

			$4,378,464
Chemicals - 3.2%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$92,000	$96,370
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		245,000	197,225
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		300,000	320,970
Hexion U.S. Finance Corp., 6.625%, 4/15/20		155,000	144,538
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		265,000	230,550
Huntsman International LLC, 8.625%, 3/15/21		115,000	120,165
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		200,000	200,250
Tronox Finance LLC, 6.375%, 8/15/20		440,000	360,800
W.R. Grace & Co., 5.125%, 10/01/21 (n)		245,000	248,063

			$1,918,931
Computer Software - 0.6%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$98,000	$85,015
VeriSign, Inc., 4.625%, 5/01/23		260,000	253,500

			$338,515

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 1.1%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$140,000	$146,825
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	125,000	123,750
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	415,000	406,700

		$677,275
Conglomerates - 3.7%
Amsted Industries Co., 5%, 3/15/22 (n)	$495,000	$495,000
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	95,000	95,713
BC Mountain LLC, 7%, 2/01/21 (n)	315,000	264,600
EnerSys, 5%, 4/30/23 (n)	400,000	386,000
Enpro Industries, Inc., 5.875%, 9/15/22	305,000	306,525
Entegris, Inc., 6%, 4/01/22 (n)	345,000	349,313
Renaissance Acquisition, 6.875%, 8/15/21 (n)	350,000	311,500

		$2,208,651
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$135,000	$63,450

Consumer Products - 1.1%
Prestige Brands, Inc., 8.125%, 2/01/20	$79,000	$83,740
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	200,000	198,500
Spectrum Brands, Inc., 6.375%, 11/15/20	215,000	227,631
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	40,000	41,600
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	105,000	108,150

		$659,621
Consumer Services - 3.8%
ADT Corp., 6.25%, 10/15/21	$510,000	$526,575
ADT Corp., 4.125%, 6/15/23	85,000	77,988
CEB, Inc., 5.625%, 6/15/23 (n)	210,000	210,000
Garda World Security Corp., 7.25%, 11/15/21 (n)	130,000	121,550
Garda World Security Corp., 7.25%, 11/15/21 (n)	180,000	168,300
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	420,000	414,750
Monitronics International, Inc., 9.125%, 4/01/20	300,000	280,500
Service Corp. International, 7%, 6/15/17	255,000	274,125
Service Corp. International, 5.375%, 5/15/24	190,000	197,600

		$2,271,388
Containers - 5.8%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$600,000	$627,300
Ball Corp., 5%, 3/15/22	255,000	258,825
Berry Plastics Group, Inc., 5.5%, 5/15/22	335,000	324,113
Crown American LLC, 4.5%, 1/15/23	511,000	500,141
Multi-Color Corp., 6.125%, 12/01/22 (n)	320,000	326,000
Reynolds Group, 5.75%, 10/15/20	130,000	134,063
Reynolds Group, 8.25%, 2/15/21	510,000	524,663
Sealed Air Corp., 4.875%, 12/01/22 (n)	335,000	335,000
Sealed Air Corp., 5.125%, 12/01/24 (n)	95,000	96,128
Signode Industrial Group, 6.375%, 5/01/22 (n)	330,000	318,450

		$3,444,683
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$95,000	$62,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 2.2%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$230,000	$162,150
Advanced Micro Devices, Inc., 7.5%, 8/15/22	70,000	45,150
Advanced Micro Devices, Inc., 7%, 7/01/24	140,000	90,300
Micron Technology, Inc., 5.875%, 2/15/22	155,000	152,675
Micron Technology, Inc., 5.5%, 2/01/25	140,000	130,200
NXP B.V., 5.75%, 2/15/21 (n)	200,000	208,750
NXP B.V., 5.75%, 3/15/23 (n)	245,000	253,575
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	115,000	117,875
Sensata Technologies B.V., 5%, 10/01/25 (n)	170,000	164,900

		$1,325,575
Energy - Independent - 8.0%
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	$195,000	$98,475
Baytex Energy Corp., 5.625%, 6/01/24 (n)	295,000	246,183
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	190,000	140,600
Chaparral Energy, Inc., 7.625%, 11/15/22	410,000	176,300
Chesapeake Energy Corp., 5.75%, 3/15/23	380,000	283,294
Concho Resources, Inc., 6.5%, 1/15/22	245,000	249,951
Concho Resources, Inc., 5.5%, 4/01/23	305,000	301,313
EP Energy LLC, 9.375%, 5/01/20	205,000	198,543
EP Energy LLC, 7.75%, 9/01/22	475,000	437,000
Halcon Resources Corp., 8.875%, 5/15/21	345,000	113,850
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	140,000	56,350
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	334,000	131,095
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	145,000	55,463
MEG Energy Corp., 6.5%, 3/15/21 (n)	175,000	146,213
MEG Energy Corp., 7%, 3/31/24 (n)	105,000	85,838
Noble Energy, Inc., 5.625%, 5/01/21	290,000	292,761
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	255,000	209,100
Oasis Petroleum, Inc., 6.875%, 3/15/22	225,000	186,750
QEP Resources, Inc., 5.25%, 5/01/23	465,000	402,318
RSP Permian, Inc., 6.625%, 10/01/22 (n)	285,000	279,300
Sanchez Energy Corp., 6.125%, 1/15/23	320,000	240,000
SM Energy Co., 6.5%, 11/15/21	295,000	286,150
SM Energy Co., 6.125%, 11/15/22	140,000	134,400

		$4,751,247
Entertainment - 2.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$220,000	$236,500
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	115,000	117,588
Cedar Fair LP, 5.25%, 3/15/21	260,000	264,550
Cedar Fair LP, 5.375%, 6/01/24	95,000	96,425
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	165,000
Cinemark USA, Inc., 4.875%, 6/01/23	190,000	185,250
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	270,000	279,366
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	320,000	324,800

		$1,669,479
Financial Institutions - 7.6%
Aircastle Ltd., 4.625%, 12/15/18	$175,000	$179,813
Aircastle Ltd., 5.125%, 3/15/21	125,000	127,813
Aircastle Ltd., 5.5%, 2/15/22	160,000	165,600
Aviation Capital Group, 4.625%, 1/31/18 (n)	140,000	143,850
Aviation Capital Group, 6.75%, 4/06/21 (n)	175,000	198,188
CIT Group, Inc., 6.625%, 4/01/18 (n)	319,000	341,330

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.5%, 2/15/19 (n)	$340,000	$357,425
CIT Group, Inc., 5%, 8/15/22	430,000	436,988
Credit Acceptance Co., 7.375%, 3/15/23 (n)	285,000	292,125
Icahn Enterprises LP, 6%, 8/01/20	245,000	253,538
Icahn Enterprises LP, 5.875%, 2/01/22	320,000	323,280
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	140,000	134,400
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	555,000	524,475
Navient Corp., 5.875%, 3/25/21	100,000	89,750
PHH Corp., 6.375%, 8/15/21	150,000	138,375
SLM Corp., 8%, 3/25/20	515,000	521,438
SLM Corp., 7.25%, 1/25/22	230,000	216,775
SLM Corp., 6.125%, 3/25/24	105,000	89,250

		$4,534,413
Food & Beverages - 0.9%
Darling Ingredients, Inc., 5.375%, 1/15/22	$190,000	$187,625
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	350,000	363,125

		$550,750
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$175,000	$98,000
Tembec Industries, Inc., 9%, 12/15/19 (n)	135,000	86,400

		$184,400
Gaming & Lodging - 4.1%
Boyd Gaming Corp., 6.875%, 5/15/23	$175,000	$179,813
CCM Merger, Inc., 9.125%, 5/01/19 (n)	255,000	271,575
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	50,000	49,625
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	285,000	297,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	415,000	432,638
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	80,000	85,800
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	325,000	334,750
MGM Resorts International, 6.625%, 12/15/21	180,000	191,250
MGM Resorts International, 6%, 3/15/23	185,000	187,775
RHP Hotel Properties, 5%, 4/15/23 (n)	80,000	79,200
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	340,000	340,680

		$2,450,931
Industrial - 2.0%
Anixter, Inc., 5.125%, 10/01/21	$240,000	$239,400
Dematic S.A., 7.75%, 12/15/20 (n)	385,000	392,700
Howard Hughes Corp., 6.875%, 10/01/21 (n)	375,000	390,938
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	175,000	186,375

		$1,209,413
Machinery & Tools - 1.7%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$265,000	$263,179
H&E Equipment Services Co., 7%, 9/01/22	370,000	368,150
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	295,000	207,238
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	230,000	154,100

		$992,667
Major Banks - 2.1%
Bank of America Corp., FRN, 6.1%, 12/29/49	$645,000	$629,681
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	405,000	400,950
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/49	200,000	200,500

		$1,231,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 7.3%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$55,000	$56,513
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	430,000	457,008
Davita Healthcare Partners, Inc., 5%, 5/01/25	235,000	230,300
Davita, Inc., 5.125%, 7/15/24	185,000	184,191
HCA, Inc., 4.25%, 10/15/19	185,000	188,700
HCA, Inc., 7.5%, 2/15/22	380,000	435,932
HCA, Inc., 5.875%, 3/15/22	465,000	505,688
HCA, Inc., 5%, 3/15/24	160,000	163,800
HCA, Inc., 5.375%, 2/01/25	125,000	126,875
HealthSouth Corp., 5.125%, 3/15/23	305,000	301,950
HealthSouth Corp., 5.75%, 11/01/24 (n)	150,000	152,085
LifePoint Hospitals, Inc., 5.5%, 12/01/21	335,000	349,028
Tenet Healthcare Corp., 8%, 8/01/20	430,000	448,813
Tenet Healthcare Corp., 4.5%, 4/01/21	250,000	251,250
Tenet Healthcare Corp., 8.125%, 4/01/22	160,000	177,200
Tenet Healthcare Corp., 6.75%, 6/15/23	90,000	92,700
Universal Health Services, Inc., 7.625%, 8/15/20	245,000	236,272

		$4,358,305
Medical Equipment - 1.6%
Alere, Inc., 6.375%, 7/01/23 (n)	$205,000	$210,125
DJO Finco, Inc., 8.125%, 6/15/21 (n)	240,000	248,280
Hologic, Inc., 5.25%, 7/15/22 (n)	250,000	254,688
Teleflex, Inc., 5.25%, 6/15/24	225,000	225,563

		$938,656
Metals & Mining - 4.4%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$300,000	$285,000
Commercial Metals Co., 4.875%, 5/15/23	210,000	185,850
Consol Energy, Inc., 5.875%, 4/15/22	355,000	253,825
Consol Energy, Inc., 8%, 4/01/23 (n)	195,000	147,225
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	400,000	288,000
GrafTech International Co., 6.375%, 11/15/20	270,000	213,300
Hudbay Minerals, Inc., 9.5%, 10/01/20	190,000	172,368
Lundin Mining Corp., 7.5%, 11/01/20 (n)	105,000	103,688
Lundin Mining Corp., 7.875%, 11/01/22 (n)	150,000	147,750
Steel Dynamics, Inc., 5.125%, 10/01/21	100,000	98,050
Steel Dynamics, Inc., 5.25%, 4/15/23	215,000	208,819
Steel Dynamics, Inc., 5.5%, 10/01/24	100,000	97,125
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	90,000	81,675
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	215,000	195,113
Suncoke Energy, Inc., 7.625%, 8/01/19	29,000	29,580
TMS International Corp., 7.625%, 10/15/21 (n)	155,000	148,025

		$2,655,393
Midstream - 7.7%
AmeriGas Finance LLC, 6.75%, 5/20/20	$425,000	$438,813
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	155,000	151,900
Colorado Interstate Gas Co., 6.8%, 11/15/15	91,000	92,018
Crestwood Midstream Partners LP, 6%, 12/15/20	225,000	212,625
Crestwood Midstream Partners LP, 6.125%, 3/01/22	135,000	122,850
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	43,000	38,915
El Paso Corp., 7.75%, 1/15/32	500,000	537,566
Energy Transfer Equity LP, 7.5%, 10/15/20	390,000	417,795
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	230,000	220,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	$295,000	$284,675
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	230,000	225,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	290,000	268,250
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	200,000	197,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	450,000	437,063
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	135,000	131,963
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	170,000	164,369
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	130,000	130,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	160,000	141,600
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	80,000	79,200
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	240,000	226,200
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	65,000	61,100

		$4,580,102
Network & Telecom - 1.9%
Centurylink, Inc., 6.45%, 6/15/21	$155,000	$154,783
Centurylink, Inc., 7.65%, 3/15/42	245,000	209,475
Citizens Communications Co., 9%, 8/15/31	215,000	189,603
Frontier Communications Corp., 8.125%, 10/01/18	95,000	102,600
Frontier Communications Corp., 6.25%, 9/15/21	75,000	68,468
Frontier Communications Corp., 7.125%, 1/15/23	100,000	90,300
Telecom Italia Capital, 6%, 9/30/34	70,000	68,600
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	250,000	251,875

		$1,135,704
Oil Services - 1.2%
Bristow Group, Inc., 6.25%, 10/15/22	$373,000	$328,240
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	290,000	208,800
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	220,000	162,800

		$699,840
Oils - 0.9%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$215,000	$212,313
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	340,000	329,800

		$542,113
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$225,000	$295,454

Pharmaceuticals - 3.0%
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	$425,000	$453,688
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	220,000	224,730
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	30,000	29,775
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	390,000	403,650
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	230,000	242,075
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	105,000	106,444
Vantage Point Imaging, 7.5%, 7/15/21 (n)	125,000	134,219
VRX Escrow Corp., 5.875%, 5/15/23 (n)	175,000	178,500

		$1,773,081
Pollution Control - 0.3%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$300,000	$178,500

Precious Metals & Minerals - 1.1%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$400,000	$360,000
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	335,000	288,100

		$648,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 2.0%
American Media, Inc., 13.5%, 6/15/18 (z)	$28,207	$28,983
Gannett Co., Inc., 5.125%, 7/15/20	185,000	191,475
Gannett Co., Inc., 4.875%, 9/15/21 (n)	100,000	98,750
Gannett Co., Inc., 6.375%, 10/15/23	195,000	204,263
Nielsen Finance LLC, 5%, 4/15/22 (n)	440,000	433,950
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	195,000	199,631
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	15,000	15,450

		$1,172,502
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$150,000	$157,500
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	255,000	268,706

		$426,206
Real Estate - Other - 1.2%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$360,000	$371,700
Felcor Lodging LP, REIT, 5.625%, 3/01/23	315,000	324,450

		$696,150
Retailers - 3.1%
Best Buy Co., Inc., 5.5%, 3/15/21	$445,000	$472,813
Bon Ton Stores, Inc., 8%, 6/15/21	150,000	97,500
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	215,000	198,875
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	360,000	377,100
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	175,000	147,000
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	190,000	200,450
Rite Aid Corp., 9.25%, 3/15/20	155,000	166,916
Rite Aid Corp., 6.75%, 6/15/21	65,000	68,575
Rite Aid Corp., 6.125%, 4/01/23 (n)	140,000	143,675

		$1,872,904
Specialty Chemicals - 1.3%
Chemtura Corp., 5.75%, 7/15/21	$465,000	$466,163
Univar USA, Inc., 6.75%, 7/15/23 (n)	305,000	303,475

		$769,638
Specialty Stores - 1.6%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$290,000	$303,775
Group 1 Automotive, Inc., 5%, 6/01/22	335,000	332,488
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	290,000	303,775

		$940,038
Telecommunications - Wireless - 6.3%
Crown Castle International Corp., 4.875%, 4/15/22	$90,000	$92,363
Crown Castle International Corp., 5.25%, 1/15/23	245,000	256,331
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	174,250
Digicel Group Ltd., 6.75%, 3/01/23 (n)	225,000	206,438
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	218,750
Sprint Capital Corp., 6.875%, 11/15/28	285,000	245,100
Sprint Corp., 7.875%, 9/15/23	300,000	288,375
Sprint Corp., 7.125%, 6/15/24	410,000	379,123
Sprint Nextel Corp., 9%, 11/15/18 (n)	150,000	167,063
Sprint Nextel Corp., 6%, 11/15/22	205,000	184,500
T-Mobile USA, Inc., 6.125%, 1/15/22	35,000	36,094
T-Mobile USA, Inc., 6.5%, 1/15/24	95,000	97,613
T-Mobile USA, Inc., 6.464%, 4/28/19	85,000	87,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
T-Mobile USA, Inc., 6.25%, 4/01/21	$500,000	$516,400
T-Mobile USA, Inc., 6.633%, 4/28/21	125,000	130,625
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	250,000	251,875
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	405,000	414,113

		$3,746,457
Telephone Services - 0.6%
Level 3 Financing, Inc., 8.625%, 7/15/20	$80,000	$84,760
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	305,000	294,706

		$379,466
Transportation - Services - 2.2%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$335,000	$304,850
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	260,000	248,300
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	285,000	236,550
Stena AB, 7%, 2/01/24 (n)	400,000	350,000
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	200,000	143,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	55,000	42,900

		$1,325,600
Utilities - Electric Power - 2.5%
Calpine Corp., 5.5%, 2/01/24	$260,000	$250,900
Covanta Holding Corp., 7.25%, 12/01/20	265,000	276,607
Covanta Holding Corp., 6.375%, 10/01/22	70,000	71,925
Covanta Holding Corp., 5.875%, 3/01/24	80,000	78,000
NRG Energy, Inc., 8.25%, 9/01/20	280,000	289,100
NRG Energy, Inc., 6.25%, 7/15/22	25,000	24,375
NRG Energy, Inc., 6.625%, 3/15/23	305,000	299,663
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	195,000	183,788

		$1,474,358
Total Bonds		$75,624,092

Floating Rate Loans (g)(r) - 3.8%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$130,680	$129,233

Building - 0.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$199,385	$198,305

Cable TV - 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$106,840	$106,150

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$133,806	$132,635

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$131,564	$131,276

Containers - 0.2%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21	$93,214	$92,411

Electronics - 0.3%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$193,840	$193,570

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Energy - Independent - 0.2%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$118,126	$109,828

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$80,134	$80,335

Gaming & Lodging - 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$167,027	$166,687

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$166,263	$165,916

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$129,188	$128,489

Retailers - 0.1%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$79,361	$79,336

Transportation - Services - 0.6%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$338,424	$337,155

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/20	$200,251	$196,162
Total Floating Rate Loans		$2,247,488

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	4,099	$13,896

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	2,181,461	$2,181,461
Total Investments		$80,066,937

Other Assets, Less Liabilities - (34.4)%		(20,484,639)
Net Assets - 100.0%		$59,582,298

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,540,539 representing 51.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$28,426	$28,983
% of Net assets			0%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/15

Forward Foreign Currency Exchange Contracts at 8/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	157,614	10/09/15	$172,477	$176,964	$(4,487)

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$635,313	December - 2015	$138

At August 31, 2015, the fund had cash collateral of $6,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,896	$—	$—	$13,896
U.S. Corporate Bonds	—	64,245,868	—	64,245,868
Commercial Mortgage-Backed Securities	—	39,658	—	39,658
Foreign Bonds	—	11,338,566	—	11,338,566
Floating Rate Loans	—	2,247,488	—	2,247,488
Mutual Funds	2,181,461	—	—	2,181,461
Total Investments	$2,195,357	$77,871,580	$—	$80,066,937

Other Financial Instruments
Futures Contracts	$138	$—	$—	$138
Forward Foreign Currency Exchange Contracts	—	(4,487)	—	(4,487)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$84,814,369
Gross unrealized appreciation	611,682
Gross unrealized depreciation	(5,359,114)
Net unrealized appreciation (depreciation)	$(4,747,432)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,428,474	15,665,716	(14,912,729)	2,181,461

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,795	$2,181,461

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.